Goodwill and Other Intangible Assets - Fair value (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 01, 2018 item	Oct. 01, 2017 item
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment of goodwill		$ 86,318,000	$ 0
Impairment of intangibles		17,903,208	72,520,279
IPR&D
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment of intangibles	$ 56,625,436	7,600,000	56,625,436
Product Rights
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment of intangibles	7,128,176		7,128,176
Developed Technology
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment of intangibles	$ 8,766,667	$ 10,303,208	$ 8,766,667
Minimum | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rate for goodwill and intangible assets | item				9.0	9.0
Maximum | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rate for goodwill and intangible assets | item				14.0	14.0